DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2022 shares
Class of Shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15138
Entity Registrant Name	CHINA PETROLEUM & CHEMICAL CORPORATION
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	22 Chaoyangmen North Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100728
Entity Address, Country	CN
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
ICFR Auditor Attestation Flag	true
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001123658
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Business Contact
Class of Shares
Contact Personnel Name	Mr. Huang Wensheng
Entity Address, Address Line One	22 Chaoyangmen North Street
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100728
City Area Code	86 (10)
Local Phone Number	5996 0028
Contact Personnel Fax Number	5996 0386
Entity Address, Country	CN
H shares
Class of Shares
Entity Common Stock, Shares Outstanding	24,780,936,600
A shares
Class of Shares
Entity Common Stock, Shares Outstanding	95,115,471,046